Risks Inherent in the Operating Environment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Risks Inherent in Operating Environment Disclosure [Text Block]
2.	Risks Inherent in the Operating Environment –

The Company’s payday or short-term consumer loan activities are highly regulated under numerous local, state, and federal laws and regulations, which are subject to change. New laws or regulations could be enacted that could have a negative impact on the Company’s lending activities. Over the past few years, consumer advocacy groups and certain media reports have advocated governmental and regulatory action to prohibit or severely restrict deferred presentment cash advances.

The Federal Trade Commission has issued an FTC Consumer Alert (Federal Trade Commission, March 2008, Consumer Alert entitled “Payday Loans Equal Very Costly Cash: Consumers Urged to Consider the Alternatives”) that discourages consumers from obtaining payday loans such as the loans we offer, primarily on the basis that the types of loans we offer are very costly and consumers should consider alternatives to accepting a payday loan. For further information, you may obtain a copy of the alert at www.ftc.gov/bcp/edu/pubs/consumer/alerts/alt060.shtm.  The federal government also passed legislation, the 2007 Military Authorization Act, prohibiting us from offering or making our loans to members of the military when the interest and fees calculated as an annual percentage rate exceeds 36%. This limitation effectively prohibits us from utilizing our present business model for cash advance or “payday” lending when dealing with members of the U.S. military, and as a result we do not and do not plan to conduct payday lending business with U.S. military personnel. These facts evidence the widespread belief that our charges relating to our loans are too expensive to be good for consumers. Some consumer advocates and others have characterized payday lending as “predatory.” As a result, there are frequently attempts in the various state legislatures, and occasionally in the U.S. Congress, to limit, restrict or prohibit payday lending.

In July 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act was passed by the U.S. Congress and signed into law. Under the Act, a new Consumer Financial Protection Bureau will consolidate most federal regulation of financial services offered to consumers, and replace the Office of Thrift Supervision’s seat on the FDIC Board. Almost all credit providers, including mortgage lenders, providers of payday loans, other nonbank financial companies, and banks and credit unions with assets over $10 billion, will be subject to new regulations to be passed by the Bureau. While the Bureau does not appear to have authority to make rules limiting interest rates or fees charged, the scope and extent of the Bureau’s authority will nonetheless be broad, and it is expected that the Bureau will address issues such as rollovers or extensions of payday loans and compliance with federal rules and regulations. Future restrictions on the payday lending industry could have serious consequences for the Company.

Any adverse change in present federal laws or regulations that govern or otherwise affect payday lending could result in our curtailment or cessation of operations in certain jurisdictions or locations. Furthermore, any failure to comply with any applicable federal laws or regulations could result in fines, litigation, the closure of one or more store locations or negative publicity. Any such change or failure would have a corresponding impact on our results of operations and financial condition, primarily through a decrease in revenues resulting from the cessation or curtailment of operations, decrease in our operating income through increased legal expenditures or fines, and could also negatively affect our general business prospects as well if we are unable to effectively replace such revenues in a timely and efficient manner or if negative publicity effects our ability to obtain additional financing a needed.

During the 2010 legislative session in Colorado, House Bill 10-1351 was passed into law. This bill amended the Colorado Deferred Deposit Loan Act, the existing payday lending law. The law became effective August 11, 2010 and modified traditional payday lending by changing the single payment advance (with no minimum term) into a single or multiple payment loan with a minimum six month term. It also limited the amount and type of fees that can be charged on these loans, effectively reducing by one-half the fees that can be charged and when the fees may be realized. At present, the Company continues to operate its sole store in Colorado while the impact to profitability of this new law is being assessed.

In May 2010, new laws were enacted in Wisconsin that restrict the number of times a consumer may renew (or rollover) a payday loan. Previously, there were no limits to the number of rollovers permitted. Effective January 1, 2011, consumers in Wisconsin are only allowed to renew a payday loan once, and then lenders are required to offer a 60-day, interest free, payment plan to consumers. As a result of these changes, we introduced an installment loan product in Wisconsin in 2011.

On November 2, 2010, voters in Montana passed Petition Initiative I-164. Effective January 1, 2011, Petition Initiative I-164 capped fees on payday loans at an imputed interest rate of 36%. The Company discontinued its operations in that state on December 31, 2010.

The passage of federal or state laws and regulations could, at any point, essentially prohibit the Company from conducting its payday lending business in its current form. Any such legal or regulatory change would certainly have a material and adverse effect on the Company, its operating results, financial condition and prospects, and perhaps even its viability.

For the six months ended June 30, 2012 and 2011, the Company had significant revenues by state (shown as a percentage of applicable division’s revenue) as follows:

Payday Division			Cricket Wireless Division
	2012 % of Revenues	2011 % of Revenues		2012 % of Revenues	2011 % of Revenues
Nebraska	26%	28%	Missouri	16%	28%
Wyoming	15%	15%	Nebraska	13%	20%
North Dakota	18%	18%	Texas	12%	14%
Iowa	12%	13%	Indiana	11%	26%
			Oklahoma	10%	0%

16.	Risks Inherent in the Operating Environment –

The Company’s payday or short-term consumer loan activities are highly regulated under numerous local, state, and federal laws and regulations, which are subject to change. New laws or regulations could be enacted that could have a negative impact on the Company’s lending activities. Over the past few years, consumer advocacy groups and certain media reports have advocated governmental and regulatory action to prohibit or severely restrict deferred presentment cash advances.

The Federal Trade Commission has issued an FTC Consumer Alert (Federal Trade Commission, March 2008, Consumer Alert entitled “Payday Loans Equal Very Costly Cash: Consumers Urged to Consider the Alternatives”) that discourages consumers from obtaining payday loans such as the loans we offer, primarily on the basis that the types of loans we offer are very costly and consumers should consider alternatives to accepting a payday loan. For further information, you may obtain a copy of the alert at www.ftc.gov/bcp/edu/pubs/consumer/alerts/alt060.shtm.  The federal government also passed legislation, the 2007 Military Authorization Act, prohibiting us from offering or making our loans to members of the military when the interest and fees calculated as an annual percentage rate exceeds 36%. This limitation effectively prohibits us from utilizing our present business model for cash advance or “payday” lending when dealing with members of the U.S. military, and as a result we do not and do not plan to conduct payday lending business with U.S. military personnel. These facts evidence the widespread belief that our charges relating to our loans are too expensive to be good for consumers. Some consumer advocates and others have characterized payday lending as “predatory.” As a result, there are frequently attempts in the various state legislatures, and occasionally in the U.S. Congress, to limit, restrict or prohibit payday lending.

In July 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act was passed by the U.S. Congress and signed into law. Under the Act, a new Consumer Financial Protection Bureau will consolidate most federal regulation of financial services offered to consumers, and replace the Office of Thrift Supervision’s seat on the FDIC Board. Almost all credit providers, including mortgage lenders, providers of payday loans, other nonbank financial companies, and banks and credit unions with assets over $10 billion, will be subject to new regulations to be passed by the Bureau. While the Bureau does not appear to have authority to make rules limiting interest rates or fees charged, the scope and extent of the Bureau’s authority will nonetheless be broad, and it is expected that the Bureau will address issues such as rollovers or extensions of payday loans and compliance with federal rules and regulations. Future restrictions on the payday lending industry could have serious consequences for the Company.

Any adverse change in present federal laws or regulations that govern or otherwise affect payday lending could result in our curtailment or cessation of operations in certain jurisdictions or locations. Furthermore, any failure to comply with any applicable federal laws or regulations could result in fines, litigation, the closure of one or more store locations or negative publicity. Any such change or failure would have a corresponding impact on our results of operations and financial condition, primarily through a decrease in revenues resulting from the cessation or curtailment of operations, decrease in our operating income through increased legal expenditures or fines, and could also negatively affect our general business prospects as well if we are unable to effectively replace such revenues in a timely and efficient manner or if negative publicity effects our ability to obtain additional financing a needed.

During the 2010 legislative session in Colorado, House Bill 10-1351 was passed into law. This bill amended the Colorado Deferred Deposit Loan Act, the existing payday lending law. The law became effective August 11, 2010 and modified traditional payday lending by changing the single payment advance (with no minimum term) into a single or multiple payment loan with a minimum six month term. It also limited the amount and type of fees that can be charged on these loans, effectively reducing by one-half the fees that can be charged and when the fees may be realized. The Company continues to operate its sole store in Colorado offering short-term installment loans.

In May 2010, new laws were enacted in Wisconsin that restrict the number of times a consumer may renew (or rollover) a payday loan. Previously, there were no limits to the number of rollovers permitted. Effective January 1, 2011, consumers in Wisconsin are only be allowed to renew a payday loan once, and then lenders will be required to offer a 60-day, interest free, payment plan to consumers. In 2011 we introduced an installment loan product in Wisconsin.

On November 2, 2010, voters in Montana passed Petition Initiative I-164. Effective January 1, 2011, Petition Initiative I-164 capped fees on payday loans at an imputed interest rate of 36%. The Company discontinued its payday loan operations in that state on December 31, 2010.

The passage of federal or state laws and regulations could, at any point, essentially prohibit the Company from conducting its payday lending business in its current form. Any such legal or regulatory change would certainly have a material and adverse effect on the Company, its operating results, financial condition and prospects, and perhaps even its viability.

For the years ended December 31, 2011 and 2010, the Company had significant revenues by state (shown as a percentage of applicable division’s revenue when 10% or more) as follows:

Payday Division			Cricket Wireless Division
	2011 % of Revenues	2010 % of Revenues		2011 % of Revenues	2010 % of Revenues
Nebraska	28%	28%	Missouri	25%	31%
Wyoming	15%	14%	Nebraska	18%	16%
North Dakota	18%	16%	Texas	11%	12%
Iowa	12%	12%	Indiana	22%	28%